Statements of Net Assets Available for Benefits - EBP INVSAL - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Corning Incorporated
Master Investment Trust at fair value	$ 5,074,730	$ 4,040,959
Receivables
Notes receivable from participants	30,296	22,275
Net assets available for benefits	$ 5,105,026	$ 4,063,234